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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment |_|           Amendment No.: _______
   This Amendment (Check only one):      |_| is a restatement.
                                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boyar Asset Management Inc.
Address: 35 East 21st Street
         New York, NY 10010

Form 13F File Number: 28-10330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Mark A. Boyar
Title: President
Phone: 212-995-8300

Signature, place and date of signing:


/s/  Mark A. Boyar     New York, New York   November 8, 2007
--------------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $326,654 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE

                           TITLE OF             VALUE   SHRS OR SH/ PUT/ INVESTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER               CLASS     CUSIP   (X$1000) PRN AMT PRN CALL DISCRETN  MGRS   SOLE  SHARED NONE
                                                        ------- --- ---- -------- ----- ------- ------ ----
ALTRIA GROUP INC          COMMON     02209S103   1,252   18,000  SH        SOLE          18,000
AMERICAN EXPRESS CO       COMMON     025816109   1,233   20,763  SH        SOLE          20,763
AMERICAN INTL GROUP INC   COMMON     026874107     334    4,930  SH        SOLE           4,930
AMERIPRISE FINL INC       COMMON     03076C106  10,050  159,240  SH        SOLE         159,240
ARBITRON INC              COMMON     03875Q108   2,081   45,900  SH        SOLE          45,900
BANK NEW YORK MELLON CORP COMMON     64058100   12,083  273,753  SH        SOLE         273,753
CABLEVISION SYS CORP      COMMON     12686C109   7,843  224,472  SH        SOLE         224,472
CARNIVAL CORP             PAIRED CTF 143658300   8,220  169,720  SH        SOLE         169,720
CBS CORP NEW              CL B       124857202  13,944  442,654  SH        SOLE         442,654
CITIGROUP INC             COMMON     172967101  18,203  390,037  SH        SOLE         390,037
COCA COLA CO              COMMON     191216100   7,816  136,000  SH        SOLE         136,000
COMCAST CORP NEW          CL A SPL   20030N200   7,925  330,750  SH        SOLE         330,750
CVS CAREMARK CORP         COMMON     126650100   1,030   26,000  SH        SOLE          26,000
DELL INC                  COMMON     24702R101   3,149  114,100  SH        SOLE         114,100
DIEBOLD INC               COMMON     253651103   6,322  139,200  SH        SOLE         139,200
DISNEY WALT CO            COMMON     254687106   6,111  177,700  SH        SOLE         177,700
DSP GROUP INC             COMMON     23332B106   1,532   96,800  SH        SOLE          96,800
GENERAL ELECTRIC CO       COMMON     369604103  17,689  427,275  SH        SOLE         427,275
HEINZ H J CO              COMMON     423074103  11,236  243,200  SH        SOLE         243,200
HOME DEPOT INC            COMMON     437076102  11,893  366,600  SH        SOLE         366,600
IHOP CORP                 COMMON     449623107   5,155   81,400  SH        SOLE          81,400
INFOUSA INC               COMMON     456818301     216   23,300  SH        SOLE          23,300
JPMORGAN CHASE & CO       COMMON     46625H100  15,012  327,625  SH        SOLE         327,625
KRAFT FOODS INC           CL A       50075N104     430   12,456  SH        SOLE          12,456
LEHMAN BROS HLDGS INC     COMMON     524908100   9,528  154,355  SH        SOLE         154,355
LIMITED BRANDS INC        COMMON     532716107   7,693  336,100  SH        SOLE         336,100
MCDONALDS CORP            COMMON     580135101   9,984  183,300  SH        SOLE         183,300
MEREDITH CORP             COMMON     589433101   3,736   65,200  SH        SOLE          65,200
MERRILL LYNCH & CO INC    COMMON     590188108  13,540  189,950  SH        SOLE         189,950
MGM MIRAGE                COMMON     552953101   5,107   57,100  SH        SOLE          57,100
MICROSOFT CORP            COMMON     594918104   9,155  310,748  SH        SOLE         310,748
MIDAS GROUP INC           COMMON     595626102   2,534  134,304  SH        SOLE         134,304
NASDAQ STOCK MARKET INC   COMMON     631103108   7,566  200,800  SH        SOLE         200,800
ORIENT-EXPRESS HOTELS LTD CL A       G67743107   3,086   60,200  SH        SOLE          60,200
PEPSIAMERICAS INC         COMMON     71343P200   8,275  255,100  SH        SOLE         255,100
PFIZER INC                COMMON     717081103  12,282  502,748  SH        SOLE         502,748
PLAYBOY ENTERPRISES INC   CL B       728117300   2,747  255,800  SH        SOLE         255,800
SAKS INC                  COMMON     79377W108   7,489  436,700  SH        SOLE         436,700
SCHOLASTIC CORP           COMMON     807066105   6,447  184,941  SH        SOLE         184,941
TIME WARNER INC           COMMON     887317105  15,756  858,150  SH        SOLE         858,150
TRAVELERS COMPANIES INC   COMMON     89417E109  13,645  271,065  SH        SOLE         271,065
UNITED PARCEL SERVICE INC CL B       911312106  13,129  174,825  SH        SOLE         174,825
VIACOM INC NEW            CL B       92553P201   1,995   51,204  SH        SOLE          51,204
WINDSTREAM CORP           COMMON     97381W104   2,198  155,683  SH        SOLE         155,683